SCHEDULE OF OUTSTANDING WARRANT (Details) (Parenthetical) - $ / shares				8 Months Ended	12 Months Ended
	Nov. 29, 2023	May 12, 2023	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2023	Feb. 28, 2024	Nov. 28, 2023	Oct. 25, 2023	Oct. 23, 2023	Aug. 31, 2023	Feb. 06, 2023	Dec. 31, 2022	Dec. 09, 2022	Dec. 07, 2022	Sep. 30, 2022	Aug. 09, 2022	Jul. 31, 2022	Jul. 01, 2022	Jun. 30, 2022	Nov. 05, 2021	Sep. 24, 2021	Aug. 03, 2021	Jul. 02, 2021
Short-Term Debt [Line Items]
Warrants issued		210,085	78,751													19,450		19,450		3,011	1,507		4,608
Warrants, exercise price		$ 3.64	$ 2,760.00	$ 1.5675	$ 1.5675											$ 170.04		$ 170.04		$ 1,831.20	$ 1,831.20	$ 2,400.00
Warrant expiration date																Aug. 08, 2027		Jun. 29, 2027
Warrant term			5 years																				3 years
Warrants cancelled										7,310		7,782
Warrant expiration date			Jun. 30, 2026
Shares amended			150,000,000	250,000,000	250,000,000							250,000,000			250,000,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Warrants issued						3,601,752
Warrants, exercise price						$ 1.6375
General and Administrative Expense [Member]
Short-Term Debt [Line Items]
Warrants, exercise price																							$ 2,402.40
Subscription Arrangement [Member]
Short-Term Debt [Line Items]
Warrants issued																						2,083
Prefunded Warrant [Member]
Short-Term Debt [Line Items]
Warrants issued		1,451,876												483,333
Warrants, exercise price				$ 0.0001	$ 0.0001									$ 0.0001
Warrants exercised		735,000		716,876
Common Stock [Member]
Short-Term Debt [Line Items]
Class of warrant or right, outstanding														28,500
Common Stock [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Warrants issued						252,123
Warrants, exercise price						$ 1.06
Warrant [Member]
Short-Term Debt [Line Items]
Warrants issued		3,727,813					2,511,394	1,255,697			318,451		549,993
Warrants, exercise price		$ 0.125						$ 1.5675	$ 1.5675				$ 16.80
Warrant expiration date													Dec. 09, 2027
Class of warrant or right, outstanding														72,500
Shares amended		166,667
Warrant [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Warrants issued						7,203,504
Warrants, exercise price						$ 4,700,000
Warrant expiration date						May 12, 2028
Common Warrant One [Member]
Short-Term Debt [Line Items]
Warrants, exercise price														$ 16.80
Common Warrant Two [Member]
Short-Term Debt [Line Items]
Warrants, exercise price														16.80
Common Warrant [Member]
Short-Term Debt [Line Items]
Warrants, exercise price														$ 16.80
Warrant term														5 years
Public Warrant [Member]
Short-Term Debt [Line Items]
Class of warrant or right, outstanding			41,666
Private Warrant [Member]
Short-Term Debt [Line Items]
Remaining of cashless warrant shares			21,993
Series A One Warrant [Member]
Short-Term Debt [Line Items]
Warrant expiration date		Nov. 12, 2024
Series A Two Warrant [Member]
Short-Term Debt [Line Items]
Warrant expiration date		May 10, 2028
Placement Agent Warrants [Member]
Short-Term Debt [Line Items]
Warrant expiration date		May 12, 2028
Minimum [Member]
Short-Term Debt [Line Items]
Warrants, exercise price			$ 2,400.00	$ 2,402.40	$ 2,402.40
Warrant expiration date																					Sep. 23, 2026
Minimum [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants, exercise price		$ 3.64									$ 8.58
Warrant expiration date								Oct. 25, 2028			Feb. 02, 2028
Maximum [Member]
Short-Term Debt [Line Items]
Warrants, exercise price			$ 2,760.00
Warrant expiration date																					Nov. 04, 2026
Maximum [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants, exercise price		4.86									$ 12.60
Warrant expiration date								Nov. 28, 2028			Aug. 07, 2028
2021 Notes [Member]
Short-Term Debt [Line Items]
Warrants, exercise price		3.64																	$ 187.20
2021 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrant expiration date																					Sep. 23, 2026
2021 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant expiration date																					Nov. 04, 2026
2022 Notes [Member]
Short-Term Debt [Line Items]
Warrants, exercise price																	$ 187.20		$ 170.04
2022 Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date					Dec. 29, 2023
2022 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date					Feb. 07, 2024
Twenty Twenty Two Notes And Two Thousand Twenty One [Member]
Short-Term Debt [Line Items]
Warrants, exercise price		$ 0.125
Twenty Twenty Three Notes [Member]
Short-Term Debt [Line Items]
Warrants exercisable									400,000
Twenty Twenty Three Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date	Apr. 25, 2024
Twenty Twenty Three Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date	May 28, 2024
December Public Offering [Member]
Short-Term Debt [Line Items]
Warrants, exercise price																$ 24.07		$ 24.07
Two Thousand Twenty Three Notes [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Warrants, exercise price						$ 2.1